Cover	Sep. 21, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 21, 2023
Entity File Number	001-33526
Entity Registrant Name	NEPTUNE WELLNESS SOLUTIONS INC.
Entity Central Index Key	0001401395
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	A8
Entity Address, Address Line One	545 Promenade du Centropolis
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Laval
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	H7T 0A3
City Area Code	450
Local Phone Number	687-2262
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	NEPT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false